FEDERAL HOME LOAN BANK ADVANCES (Schedule of Federal Home Loan Bank Short-Term Advances) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
FEDERAL HOME LOAN BANK ADVANCES [Abstract]
Ending balance	$ 144,027	$ 37,830
Average balance during the year	47,413	23,496
Maximum month-end balance during the year	$ 144,027	$ 37,830
Average interest rate during the year	0.50%	0.31%
Weighted-average rate at year-end	0.54%	0.32%
Remaining borrowing capacity	$ 5,300
Federal Home Loan Bank Advances [Member] | Minimum [Member]
FEDERAL HOME LOAN BANK ADVANCES [Abstract]
Spread over variable rate	0.16%
Federal Home Loan Bank Advances [Member] | Maximum [Member]
FEDERAL HOME LOAN BANK ADVANCES [Abstract]
Spread over variable rate	0.17%